UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	92,056	$1,781
EuroPacific Growth Fund, Class R-6	24,473	1,017
The Growth Fund of America, Inc., Class R-6	57,468	1,781
The New Economy Fund, Class R-6	39,265	1,017
New Perspective Fund, Inc., Class R-6	61,818	1,781
New World Fund, Inc., Class R-6	19,145	1,017
SMALLCAP World Fund, Inc., Class R-6	46,267	1,780
		10,174

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	78,956	2,035
Capital World Growth and Income Fund, Inc., Class R-6	49,195	1,780
Fundamental Investors, Class R-6	54,186	2,035
International Growth and Income Fund, Class R-6	32,441	1,017
The Investment Company of America, Class R-6	79,591	2,289
Washington Mutual Investors Fund, Class R-6	82,547	2,289
		11,445

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	55,623	1,017
Capital Income Builder, Class R-6	15,251	763
The Income Fund of America, Class R-6	45,363	763
		2,543

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	91,686	1,272

Total investment securities (cost: $24,107,000)		25,434
Other assets less liabilities		(10)

Net assets		$25,424

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,369
Gross unrealized depreciation on investment securities	(42)
Net unrealized appreciation on investment securities	1,327
Cost of investment securities for federal income tax purposes	24,107

American Funds 2050 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	1,428,138	$27,620
EuroPacific Growth Fund, Class R-6	379,247	15,765
The Growth Fund of America, Inc., Class R-6	893,342	27,676
The New Economy Fund, Class R-6	608,342	15,762
New Perspective Fund, Inc., Class R-6	958,758	27,612
New World Fund, Inc., Class R-6	296,675	15,766
SMALLCAP World Fund, Inc., Class R-6	717,574	27,612
		157,813

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	1,225,559	31,582
Capital World Growth and Income Fund, Inc., Class R-6	760,542	27,524
Fundamental Investors, Class R-6	842,977	31,654
International Growth and Income Fund, Class R-6	502,754	15,766
The Investment Company of America, Class R-6	1,233,996	35,490
Washington Mutual Investors Fund, Class R-6	1,282,103	35,553
		177,569

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	865,518	15,830
Capital Income Builder, Class R-6	236,840	11,849
The Income Fund of America, Class R-6	706,282	11,880
		39,559

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,438,865	19,957

Total investment securities (cost: $361,393,000)		394,898
Other assets less liabilities		(280)

Net assets		$394,618

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$33,919
Gross unrealized depreciation on investment securities	(423)
Net unrealized appreciation on investment securities	33,496
Cost of investment securities for federal income tax purposes	361,402

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	1,395,779	$26,994
EuroPacific Growth Fund, Class R-6	370,885	15,418
The Growth Fund of America, Inc., Class R-6	872,704	27,036
The New Economy Fund, Class R-6	595,047	15,418
New Perspective Fund, Inc., Class R-6	937,329	26,995
New World Fund, Inc., Class R-6	290,133	15,418
SMALLCAP World Fund, Inc., Class R-6	701,535	26,995
		154,274

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	1,197,195	30,852
Capital World Growth and Income Fund, Inc., Class R-6	745,857	26,992
Fundamental Investors, Class R-6	822,655	30,891
International Growth and Income Fund, Class R-6	491,555	15,415
The Investment Company of America, Class R-6	1,206,914	34,711
Washington Mutual Investors Fund, Class R-6	1,251,545	34,705
		173,566

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	845,362	15,462
Capital Income Builder, Class R-6	231,039	11,559
The Income Fund of America, Class R-6	688,452	11,580
		38,601

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,403,978	19,473

Total investment securities (cost: $344,469,000)		385,914
Other assets less liabilities		(296)

Net assets		$385,618

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 41,747
Gross unrealized depreciation on investment securities	(302)
Net unrealized appreciation on investment securities	41,445
Cost of investment securities for federal income tax purposes	344,469

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	2,915,059	$56,377
EuroPacific Growth Fund, Class R-6	774,589	32,200
The Growth Fund of America, Inc., Class R-6	1,822,682	56,467
The New Economy Fund, Class R-6	1,242,750	32,200
New Perspective Fund, Inc., Class R-6	1,957,661	56,380
New World Fund, Inc., Class R-6	605,940	32,200
SMALLCAP World Fund, Inc., Class R-6	1,465,193	56,380
		322,204

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	2,500,418	64,436
Capital World Growth and Income Fund, Inc., Class R-6	1,557,763	56,375
Fundamental Investors, Class R-6	1,718,104	64,515
International Growth and Income Fund, Class R-6	1,026,609	32,194
The Investment Company of America, Class R-6	2,520,726	72,496
Washington Mutual Investors Fund, Class R-6	2,614,262	72,494
		362,510

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,765,093	32,284
Capital Income Builder, Class R-6	482,896	24,159
The Income Fund of America, Class R-6	1,438,459	24,195
		80,638

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,933,000	40,681

Total investment securities (cost: $726,202,000)		806,033
Other assets less liabilities		(520)

Net assets		$805,513

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$80,416
Gross unrealized depreciation on investment securities	(588)
Net unrealized appreciation on investment securities	79,828
Cost of investment securities for federal income tax purposes	726,205

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	3,289,211	$63,613
EuroPacific Growth Fund, Class R-6	871,286	36,219
The Growth Fund of America, Inc., Class R-6	2,057,497	63,741
The New Economy Fund, Class R-6	1,399,134	36,252
New Perspective Fund, Inc., Class R-6	2,204,666	63,495
New World Fund, Inc., Class R-6	681,606	36,221
SMALLCAP World Fund, Inc., Class R-6	1,650,133	63,497
		363,038

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Class R-6	2,469,823	63,647
Capital World Growth and Income Fund, Inc., Class R-6	1,501,402	54,336
Fundamental Investors, Class R-6	1,699,357	63,811
International Growth and Income Fund, Class R-6	1,157,856	36,310
The Investment Company of America, Class R-6	2,526,320	72,657
Washington Mutual Investors Fund, Class R-6	2,624,781	72,785
		363,546

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Class R-6	2,493,220	45,601
Capital Income Builder, Class R-6	909,621	45,509
The Income Fund of America, Class R-6	2,708,630	45,559
		136,669

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	3,314,093	45,966

Total investment securities (cost: $828,596,000)		909,219
Other assets less liabilities		(626)

Net assets		$908,593

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$82,385
Gross unrealized depreciation on investment securities	(1,762)
Net unrealized appreciation on investment securities	80,623
Cost of investment securities for federal income tax purposes	828,596

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	5,099,211	$98,619
EuroPacific Growth Fund, Class R-6	1,354,714	56,316
The Growth Fund of America, Inc., Class R-6	3,188,556	98,781
The New Economy Fund, Class R-6	2,173,503	56,315
New Perspective Fund, Inc., Class R-6	3,423,906	98,609
New World Fund, Inc., Class R-6	1,059,757	56,315
SMALLCAP World Fund, Inc., Class R-6	2,562,591	98,609
		563,564

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	3,278,818	84,495
Capital World Growth and Income Fund, Inc., Class R-6	1,945,219	70,397
Fundamental Investors, Class R-6	2,255,880	84,708
International Growth and Income Fund, Class R-6	1,345,731	42,202
The Investment Company of America, Class R-6	3,428,123	98,593
Washington Mutual Investors Fund, Class R-6	4,064,039	112,696
		493,091

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	6,178,448	113,004
Capital Income Builder, Class R-6	1,685,997	84,350
The Income Fund of America, Class R-6	5,031,467	84,629
		281,983

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	5,128,237	71,129

Total investment securities (cost: $1,281,285,000)		1,409,767
Other assets less liabilities		(851)

Net assets		$1,408,916

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$130,010
Gross unrealized depreciation on investment securities	(1,534)
Net unrealized appreciation on investment securities	128,476
Cost of investment securities for federal income tax purposes	1,281,291

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 35.0%
AMCAP Fund, Class R-6	4,379,875	$84,707
EuroPacific Growth Fund, Class R-6	1,357,585	56,435
The Growth Fund of America, Inc., Class R-6	2,739,739	84,877
The New Economy Fund, Class R-6	1,632,517	42,299
New Perspective Fund, Inc., Class R-6	3,432,193	98,847
New World Fund, Inc., Class R-6	795,961	42,297
SMALLCAP World Fund, Inc., Class R-6	2,201,396	84,710
		494,172

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	3,286,149	84,684
Capital World Growth and Income Fund, Inc., Class R-6	1,949,340	70,547
Fundamental Investors, Class R-6	2,261,696	84,927
International Growth and Income Fund, Class R-6	1,347,254	42,250
The Investment Company of America, Class R-6	3,436,074	98,821
Washington Mutual Investors Fund, Class R-6	4,072,718	112,936
		494,165

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	6,187,981	113,178
Capital Income Builder, Class R-6	1,693,886	84,745
The Income Fund of America, Class R-6	5,043,769	84,836
		282,759

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-6	10,284,639	142,648

Total investment securities (cost: $1,330,376,000)		1,413,744
Other assets less liabilities		(937)

Net assets		$1,412,807

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$88,236
Gross unrealized depreciation on investment securities	(4,868)
Net unrealized appreciation on investment securities	83,368
Cost of investment securities for federal income tax purposes	1,330,376

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 19.9%
AMCAP Fund, Class R-6	3,494,697	$67,587
EuroPacific Growth Fund, Class R-6	1,209,696	50,287
The Growth Fund of America, Inc., Class R-6	2,172,127	67,293
New Perspective Fund, Inc., Class R-6	2,916,275	83,989
New World Fund, Inc., Class R-6	312,069	16,583
SMALLCAP World Fund, Inc., Class R-6	1,306,836	50,287
		336,026

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	3,915,466	100,901
Capital World Growth and Income Fund, Inc., Class R-6	2,320,242	83,970
Fundamental Investors, Class R-6	2,694,249	101,169
International Growth and Income Fund, Class R-6	1,604,792	50,326
The Investment Company of America, Class R-6	4,098,533	117,874
Washington Mutual Investors Fund, Class R-6	4,862,701	134,843
		589,083

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	7,360,696	134,627
Capital Income Builder, Class R-6	2,014,104	100,765
The Income Fund of America, Class R-6	5,997,124	100,872
		336,264

BOND FUNDS — 25.1%
American Funds Mortgage Fund, Class R-6	8,650,360	84,774
Capital World Bond Fund, Class R-6	4,129,479	84,572
Intermediate Bond Fund of America, Class R-6	6,311,111	84,821
U.S. Government Securities Fund, Class R-6	12,231,291	169,648
		423,815

Total investment securities (cost: $1,636,157,000)		1,685,188
Other assets less liabilities		(1,005)

Net assets		$1,684,183

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$57,014
Gross unrealized depreciation on investment securities	(8,046)
Net unrealized appreciation on investment securities	48,968
Cost of investment securities for federal income tax purposes	1,636,220

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 14.9%
AMCAP Fund, Class R-6	2,701,323	$52,243
EuroPacific Growth Fund, Class R-6	941,575	39,141
The Growth Fund of America, Inc., Class R-6	1,263,547	39,145
New Perspective Fund, Inc., Class R-6	2,268,955	65,346
		195,875

GROWTH-AND-INCOME FUNDS — 30.0%
American Mutual Fund, Class R-6	3,046,209	78,501
Capital World Growth and Income Fund, Inc., Class R-6	1,807,088	65,398
Fundamental Investors, Class R-6	1,742,331	65,424
International Growth and Income Fund, Class R-6	832,003	26,092
The Investment Company of America, Class R-6	2,729,514	78,501
Washington Mutual Investors Fund, Class R-6	2,830,643	78,494
		392,410

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Class R-6	5,718,022	104,583
Capital Income Builder, Class R-6	1,566,621	78,378
The Income Fund of America, Class R-6	4,659,386	78,371
		261,332

BOND FUNDS — 35.2%
American Funds Mortgage Fund, Class R-6	6,535,926	64,052
The Bond Fund of America, Inc., Class R-6	6,260,469	76,252
Capital World Bond Fund, Class R-6	3,062,198	62,714
Intermediate Bond Fund of America, Class R-6	9,582,787	128,793
U.S. Government Securities Fund, Class R-6	9,286,381	128,802
		460,613

Total investment securities (cost: $1,296,319,000)		1,310,230
Other assets less liabilities		(810)

Net assets		$1,309,420

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$28,809
Gross unrealized depreciation on investment securities	(14,914)
Net unrealized appreciation on investment securities	13,895
Cost of investment securities for federal income tax purposes	1,296,335

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

January 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 5.0%
AMCAP Fund, Class R-6	920,148	$17,795
The Growth Fund of America, Inc., Class R-6	288,318	8,932
New Perspective Fund, Inc., Class R-6	616,798	17,764
		44,491

GROWTH-AND-INCOME FUNDS — 25.0%
American Mutual Fund, Class R-6	2,084,322	53,713
Capital World Growth and Income Fund, Inc., Class R-6	986,499	35,701
Fundamental Investors, Class R-6	954,084	35,826
International Growth and Income Fund, Class R-6	284,027	8,907
The Investment Company of America, Class R-6	1,556,416	44,763
Washington Mutual Investors Fund, Class R-6	1,615,191	44,789
		223,699

EQUITY-INCOME AND BALANCED FUNDS — 24.9%
American Balanced Fund, Class R-6	3,418,721	62,528
Capital Income Builder, Class R-6	1,608,250	80,461
The Income Fund of America, Class R-6	4,783,634	80,461
		223,450

BOND FUNDS — 45.1%
American Funds Mortgage Fund, Class R-6	9,117,045	89,347
American High-Income Trust, Class R-6	3,946,756	45,230
The Bond Fund of America, Inc., Class R-6	7,321,782	89,179
Capital World Bond Fund, Class R-6	2,150,515	44,043
Intermediate Bond Fund of America, Class R-6	6,754,129	90,776
U.S. Government Securities Fund, Class R-6	3,312,288	45,941
		404,516

Total investment securities (cost: $909,173,000)		896,156
Other assets less liabilities		(379)

Net assets		$895,777

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,352
Gross unrealized depreciation on investment securities	(27,707)
Net unrealized depreciation on investment securities	(13,355)
Cost of investment securities for federal income tax purposes	909,511

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-850-0311O-S25601

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2011